Risk Assurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Summary of Movement of Risk Assurance Liabilities
The movement of risk assurance liabilities during the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at the beginning of the year	460,829,299	699,022,914	101,348,795
Fair value of risk assurance liabilities upon the inception of new loans	443,831,604	45,521,150	6,599,946
Performed risk assurance liabilities	(403,388,438)	(642,104,046)	(93,096,335)
Net loss on risk assurance liabilities	197,750,449	299,863,403	43,476,107

Balance at the end of the year	699,022,914	402,303,421	58,328,513